Supplement dated March 16, 2012

to the Statement of Additional Information

for Principal Funds, Inc.

dated February 29, 2012

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

INVESTMENT ADVISORY AND OTHER SERVICES

On or about March 30, 2012, on page 113, add the following new section:

Sub-Advisor:    Stone Harbor Investment Partners LP (“Stone Harbor”) provides investment advisory services and is 100% employee owned.  Stone Harbor Investment Partners GP LLC, Ship Capital Partners LP, and Peter John Wilby are control persons of Stone Harbor.

Fund(s):            a portion of the assets of Global Diversified Income

On April 1, 2012, on page 115, add the following breakpoints to the management fee schedule for the High Yield Fund I:

0.59%                    next $1 billion

0.58%                    over $3 billion

Sub-Advisory Agreements for the Funds

Funds for which Principal Global Investors, LLC (“PGI”) serves as Sub-Advisor.

On or about March 30, 2012, at the bottom of page 122, delete the sub-advisory fee schedule for PGI’s portion of the emerging market debt portion of the Global Diversified Income Fund.

All other Funds

On or about March 30, 2012, at the bottom of page 123, add the following sub-advisory fee schedule for Stone Harbor’s portion of the emerging market debt portion of the Global Diversified Income Fund:

0.45%                    first $400 million

0.40%                    over $400 million

On April 1, 2012, at the top of page 125, delete the sub-advisory fee schedule for LargeCap Growth I (T. Rowe) and substitute:

First $250,000,000 of Assets.............................. 0.400%

Next $250,000,000 of Assets.............................. 0.375%

Next $500,000,000 of Assets.............................. 0.350%

First $1 billion of Assets...................................... 0.350%*

Assets above $1 billion........................................ 0.325%

*   During any period when the Fund’s Average Daily Net Assets equals or exceeds $1 billion, T. Rowe’s fees as a percentage of average daily net assets shall be 0.350% on the first $1 billion in assets.

Portfolio Managers Disclosure

Sub-Advisor:    Dimensional Fund Advisors LP.

Add the following to the table on page 186:

Other Accounts Managed

	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that Base the Advisory Fee on Performance	Total Assets of the Accounts that Base the Advisory Fee on Performance
Joseph H. Chi: SmallCap Value Fund II
Registered Investment Companies	37	$62,777 million	-	-
Other pooled investment vehicles	8	$1,724 million	-	-
Other accounts	25	$8,324 million	1	$355 million

Jed S. Fogdall: SmallCap Value Fund II	37	$62,777 million	-	-
Registered Investment Companies	8	$1,724 million	-	-
Other pooled investment vehicles	25	$8,324 million	1	$355 million
Other accounts

Henry F. Gray*: SmallCap Value Fund II	-	-	-	-
Registered Investment Companies	-	-	-	-
Other pooled investment vehicles	-	-	-	-
Other accounts	-	-	-	-

*     As of October 31, 2011, Henry F. Gray did not share primary responsibility in the oversight of the day-to-day portfolio management of accounts managed by Dimensional Fund Advisors LP; as such, information about “Other Accounts Managed” is not presented for Mr. Gray.

Add the following to the table on page 186:

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Joseph H. Chi	SmallCap Value Fund II	None
Jed S. Fogdall	SmallCap Value Fund II	None
Henry F. Gray	SmallCap Value Fund II	None

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Sub-Advisor:    Westwood Management Corp.

Add the following to the table on page 212:

Other Accounts Managed

	Total Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance (in millions)
Todd Williams: LargeCap Value Fund III
Registered investment companies	11	$1,855.15
Other pooled investment vehicles	8	$826.53
Other accounts	69	$3,970.10	3	$370.055

Add the following to the table on page 212:

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager (list each fund on its own line)	Dollar Range of Securities Owned by the Portfolio Manager
Todd Williams	LargeCap Value Fund III	None

APPENDIX B – Proxy Voting Policies

On or about March 30, 2012, add the Proxy Voting Policies for Stone Harbor.

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Stone Harbor Investment Partners LP

Proxy Voting Policies and Procedures

A.                 Statement of Policy

Stone Harbor Investment Partners  LP (“Stone Harbor”) votes proxies for each client that has specifically authorized Stone Harbor to vote them in the investment management contract or otherwise, and votes proxies for each ERISA account unless the plan document or investment advisory agreement specifically reserves the responsibility to vote proxies to the plan trustees or other named fiduciary.  These policies and procedures are intended to fulfill applicable requirements imposed on Stone Harbor by the Investment Advisers Act of 1940, as amended, and the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations adopted thereunder.

B.                 General Principles

In voting proxies, Stone Harbor is guided by general fiduciary principles. Stone Harbor’s goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages, and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons.  Stone Harbor attempts to consider all factors of its vote that could affect the value of the investment, and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.

C.                 Procedures

1.                  Account Set-up and Review:  For new clients, the General Counsel will inform the Operations team as to whether the client retained the responsibility to vote proxies or delegated that responsibility to Stone Harbor.  Designated personnel within Operations will ensure that the account is set-up to vote proxies with the appropriate custodian and systems.

2.                  Securities Lending:  Stone Harbor does not generally have the authority to lend securities on behalf of its clients.  For those clients for which Stone Harbor does have such authority, Stone Harbor has decided not to engage in securities lending.  Stone Harbor will monitor upcoming proxy meetings and call back securities, if applicable, in anticipation of an important vote to be taken among holders of such securities.  In determining whether to call back securities, the relevant portfolio manager(s) will consider whether the request that the client benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan.

3.                  Voting Proxies.  Stone Harbor will generally vote proxies according to the policies described below, subject to consideration of overrides and material conflicts.

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D.                 Voting Policy Guidelines

Stone Harbor generally follows the guidelines listed below.  If deemed to be in the best interests of a client, the portfolio manager may override the guidelines listed below.  The Compliance Committee reviews all overrides.

1.                  Auditors

Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:

•        Tenure of the audit firm

•        Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price

•        Length of the rotation period advocated in the proposal

•        Significant audit-related issues

2.                  Board of Directors

Voting on Director Nominees in Uncontested Elections

Generally, vote CASE-BY-CASE.  But WITHHOLD votes from:

•        Insiders and affiliated outsiders on boards that are not at least majority independent

•        Directors who sit on more than six boards

•        Compensation Committee members if there is a disconnect between the CEO’s pay and performance

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines.

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent.

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Open Access (shareholder resolution)

Vote CASE-BY-CASE, taking into account the ownership threshold proposed in the resolution and the proponent’s rationale.

3.                  Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote against  proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for  proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote against  proposals to restrict or prohibit shareholder ability to call special meetings.

Vote for  proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote against  proposals to eliminate cumulative voting.

Vote case-by-case on proposals to restore or permit cumulative voting relative to the company’s other governance provisions.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election.  In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

4.                  Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on contested elections of directors, considering factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

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Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE, depending on the reasonableness of the basis of the solicitation.

5.                  Poison Pills

Vote for  shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a case-by-case  basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

6.                  Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.                  Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.                  Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-Class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

•        It is intended for financing purposes, with minimal or no dilution to current shareholders; or

•        It is not designed to preserve the voting power of an insider or significant shareholder.

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9.                  Executive and Director Compensation

Vote AGAINST a plan if the cost exceeds a reasonable level.

Vote FOR a plan if the cost is reasonable, unless either of the following conditions apply:

•        The plan expressly permits repricing without shareholder approval for listed companies; or

•        There is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on.

Management Proposals Seeking Approval to Reprice Options

Vote CASE-BY-CASE on management proposals seeking approval to reprice options, giving consideration to the following:

•        Historic trading patterns

•        Rationale for the repricing

•        Value-for-value exchange

•        Option vesting

•        Term of the option

•        Exercise price

•        Participation

Employee Stock Purchase Plans

Vote CASE-BY-CASE on employee stock purchase plans.

Vote FOR employee stock purchase plans where all of the following apply:

•        Purchase price is at least 85 percent of fair market value;

•        Offering period is 27 months or less, and

•        Potential voting power dilution (VPD) is 10 percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions apply.

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Shareholder Proposals on Compensation

Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:

•        Advocate performance-based equity awards (indexed options, premium-priced options, performance-vested awards), unless the proposal is overly restrictive or the company already substantially uses such awards

•        Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).

10.              Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Vote:

•        FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.

•        AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.

D.                 Conflicts of Interest

In furtherance of Stone Harbor’s goal to vote proxies in the best interests of clients, Stone Harbor will seek to identify and address material conflicts of interest that may arise between Stone Harbor and its clients before voting proxies on behalf of such clients.  All Stone Harbor employees must play an important role in helping our organization identify potential conflicts of interest that could impact Stone Harbor’s proxy voting.  Stone Harbor employees need to (i) be aware of the potential for conflicts of interest on the part of Stone Harbor in voting proxies on behalf of client accounts both as a result of an employee’s personal relationships and due to special circumstances that may arise during the conduct of Stone Harbor’s business; and (ii) bring conflicts of interest of which they become aware to the attention of Stone Harbor Legal/Compliance.

Potential conflicts of interest may exist in situations where Stone Harbor is called to vote on a proxy proposal regarding the issuer where Stone Harbor or an affiliate also:

•        Manages the issuer’s pension plan

•        Manages money for the proponent

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Additional conflicts may exist if AN EXECUTIVE OF Stone Harbor or an affiliate is a close relative of, or has a business relationship with:

•        An executive of the issuer or proponent

•        A director of the issuer or proponent

•        A person who is a candidate to be a director of the issuer

•        A proponent of the proxy proposal

If Stone Harbor determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Compliance Committee will address such matters involving such conflicts of interest as follows:

1.                  If a proposal is addressed by the specific policies herein, Stone Harbor will vote in accordance with such policies; and

2.                  If the proxy proposal is (i) not addressed by the specific policies or (ii) requires a case-by-case determination by Stone Harbor, the vote will be referred to the Compliance Committee.  The Compliance Committee will review the potential conflict and determine how to vote the proxy in the best interest of the client.  The Compliance Committee will memorialize the rationale of such vote in writing.

E.                  Composition of the Compliance Committee

The Compliance Committee consists of the following voting members:

•        Chief Investment Officer

•        Chief Executive Officer

•        General Counsel

•        Chief Compliance Officer

•        Chief Financial Officer

Each of the Committee members may appoint a supervised delegate to attend a Committee meeting in the event that the member is unable to attend.  A minimum of three voting members is required for a quorum and the affirmative votes of a majority of those present are required for decisions.

F.         Record Keeping and Oversight

Stone Harbor’s Operations team shall maintain or have available the following records relating to proxy voting:

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•        a copy of each proxy form (as voted);

•        a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote:

•        documentation relating to the identification and resolution of conflicts of interest;

•        any documents created by Stone Harbor that were material to a proxy voting decision or that memorialized the basis for that decision; and

•        a copy of each written client request for information on how Stone Harbor voted proxies on behalf of the client or a client request for a copy of Stone Harbor’s Proxy Voting Policies and Procedures, and a copy of any such written response by Stone Harbor to any (written or oral) client request for information on how Stone Harbor voted proxies on behalf of the requesting client.

Such records will be maintained for a period of at least five years, the most two recent years in a readily accessible place.

Legal/Compliance will periodically review proxy votes, related records and processes to help ensure that proxies are being voted appropriately.  The Compliance Committee will review at least annually the proxy voting guidelines, process and any portfolio manager overrides.

G.        Information Requests

Clients may obtain information about how Stone Harbor voted with respect to their securities, as well as a copy of Stone Harbor’s Proxy Voting Policies and Procedures, by contacting their relationship manager.

March 2011

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